Commitments and Contingencies (Details)		1 Months Ended					3 Months Ended	12 Months Ended
	Aug. 13, 2019 USD ($) shares	Oct. 31, 2021 USD ($)	May 31, 2021 USD ($)	Jan. 31, 2020 USD ($)	Oct. 31, 2017 USD ($)	Jul. 31, 2015 USD ($) ft²	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Jun. 08, 2021 shares	Feb. 03, 2021 shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Apr. 30, 2018 $ / shares shares	Oct. 31, 2015
Commitments and Contingencies (Details) [Line Items]
Lease expiration term								5 years
Lease term		5 years				5 years												5 years
Square foot of lease space (in Square Feet) | ft²						14,881
Lease expires description		November 30, 2023		October 2020
Royalty expense								$ 810,000	$ 386,000
Accrued royalties								$ 264,000	$ 139,000
Common Unit, Class G [Member]
Commitments and Contingencies (Details) [Line Items]
Warrants demand (in Shares) | shares											52,632
Aliso Viejo Headquarters [Member]
Commitments and Contingencies (Details) [Line Items]
Square foot of lease space (in Square Feet) | ft²						18,000
Security deposit						$ 30,000
Lowest tier of letter of credit						200,000
Monthly rent						$ 38,000
Scotland Design Center Facility [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly rent				$ 16,000
Wuxi Sales And Design Center [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term					26 months
Monthly rent					$ 8,000
Detroit Operating Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term			7 years
Monthly rent			$ 22,000
Austin, Texas Design Center [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly rent		$ 13,000
TeraXion Office Building [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly rent		38,000
TeraXion Warehouse [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly rent		$ 3,000
PacWest [Member]
Commitments and Contingencies (Details) [Line Items]
Issuance of warrants (in Shares) | shares										3,388
Common Warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Issuance of warrants (in Shares) | shares																	3,388
Strike price per unit (in Dollars per share) | $ / shares																	$ 35.42
THUNDER BRIDGE ACQUISITION II, LTD. [Member]
Commitments and Contingencies (Details) [Line Items]
Strike price per unit (in Dollars per share) | $ / shares							$ 1		$ 1
Number of units issued (in Shares) | shares	4,500,000
Deferred underwriting fee payable	$ 12,075,000						$ 12,075,000		$ 12,075,000			$ 12,075,000	$ 12,075,000	$ 12,075,000	$ 12,075,000	$ 12,075,000
THUNDER BRIDGE ACQUISITION II, LTD. [Member] | Underwriters Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriters discount, description							The underwriters were paid a cash underwriting discount of 2.0% of the gross proceeds of the Initial Public Offering, or $6,900,000. In addition, the underwriters are entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Initial Public Offering, or $12,075,000.		The underwriters were paid a cash underwriting discount of 2.0% of the gross proceeds of the Initial Public Offering, or $6,900,000. In addition, the underwriters are entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Initial Public Offering, or $12,075,000.